Employee Severance, Litigation, and Other	12 Months Ended
Sep. 30, 2012
Restructuring Charges Abstract
Restructuring And Related Activities Disclosure Text Block

Note 11.  Employee Severance, Litigation and Other

The following table illustrates the charges incurred by the Company relating to employee severance, litigation and other for the three fiscal years ended September 30, 2012 (in thousands):

	2012	2011	2010
Employee severance	$33,040	$4,382	$(4,482)
Litigation costs	-	16,000	-
Costs relating to business acquisitions	11,100	3,185	-
Total employee severance, litigation and other	$44,140	$23,567	$(4,482)

During fiscal 2010, as a result of the final settlement of an executive employee matter, the Company reversed its liability relating to this matter by $4.4 million.

During fiscal 2011, the Company introduced its Energiz program, which encompasses a combination of initiatives, to maximize salesforce productivity, improve customer contractual compliance, and drive efficiency by linking the Company's information technology capabilities more effectively with its operations. In connection with the Energiz program, which the Company has completed as of September 30, 2011, the Company terminated 103 employees and incurred $4.4 million of severance costs.

In October 2011, the Company entered into a preliminary settlement agreement with respect to the Qui Tam Matter (see Note 12). The Company accrued $16.0 million relating to this settlement.

During fiscal 2012, the Company introduced a number of initiatives, some of which were made possible as a result of efficiencies gained through the Company's ERP implementation, to improve its operating efficiency across many of its businesses and certain administrative functions. In connection with these initiatives, the Company recorded $33.0 million of severance and other related costs and through September 30, 2012, 47 employees have been severed. Other costs include an estimated $10.3 million liability to exit our participation in a multi-employer pension plan resulting from a planned ABDC distribution facility closure in fiscal 2013.

Employees receive their severance benefits over a period of time, generally not in excess of 12 months, or in the form of a lump-sum payment.

The following table displays the activity in accrued expenses and other from September 30, 2010 to September 30, 2012 related to the matters discussed above (in thousands):

	Employee	Litigation and
	Severance	Other	Total
Balance as of September 30, 2010	$ 1,134	$ 2,857	$ 3,991
Expense recorded during the period	4,382	19,185	23,567
Payments made during the period	(1,906)	(1,752)	(3,658)
Balance as of September 30, 2011	3,610	20,290	23,900
Expense recorded during the period	33,040	11,100	44,140
Payments made during the period	(5,668)	(13,537)	(19,205)
Balance as of September 30, 2012	$ 30,982	$ 17,853	$ 48,835